Leases - Schedule of Lease Expenses (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 326
Amortization of finance lease assets	53
Interest on finance lease liabilities	33
Total finance lease cost	$ 86,000